CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY/(DEFICIT) ¥ in Thousands, $ in Thousands	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares	Statutory Reserve CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of year at Dec. 31, 2019	¥ 212	¥ 42	¥ 29,659	¥ 1,977,365	¥ 42,890	¥ (1,860,640)	¥ 169,192	¥ 358,720
Balance at beginning of year (in shares) at Dec. 31, 2019 | shares	244,499,207	50,939,520
Changes in equity
Exercise of options	¥ 20							20
Exercise of options (in shares) | shares	3,353,789
Share-based awards to employee of the Group				11,898				11,898
Net loss						(293,935)	(2,205)	(296,140)
Appropriation to statutory reserve			1,104			(1,104)
Share-based compensation awards to employees of Jimu Group				(3,471)				(3,471)
Fair value change in available for sale investment					(421)			(421)
Foreign currency translation adjustments, net of nil tax					(22,556)			(22,556)
Balance at end of year at Dec. 31, 2020	¥ 232	¥ 42	30,763	1,985,792	19,913	(2,155,679)	166,987	48,050
Balance at end of year (in shares) at Dec. 31, 2020 | shares	247,852,996	50,939,520
Changes in equity
Exercise of options	¥ 1							1
Exercise of options (in shares) | shares	1,232,241
Non-controlling interests contribution							4	4
Share-based awards to employee of the Group				3,793				3,793
Net loss						(101,729)	(7,091)	(108,820)
Appropriation to statutory reserve			516			(516)
Share-based compensation awards to employees of Jimu Group				2,736				2,736
Fair value change in available for sale investment					(91)			(91)
Foreign currency translation adjustments, net of nil tax					(10,702)			(10,702)
Balance at end of year at Dec. 31, 2021	¥ 233	¥ 42	31,279	1,992,321	9,120	(2,257,924)	159,900	(65,029)
Balance at end of year (in shares) at Dec. 31, 2021 | shares	249,085,237	50,939,520
Changes in equity
Exercise of options (in shares) | shares	146,783
Disposal of Pintec Australia Pty Ltd and its subsidiaries							1,383	1,383
Share-based awards to employee of the Group				4,534				4,534
Net loss						(190,183)	(6,374)	(196,557)	$ (28,498)
Appropriation to statutory reserve			716			(716)
Share-based compensation awards to employees of Jimu Group				1,967				1,967
Foreign currency translation adjustments, net of nil tax					6,565			6,565
Balance at end of year at Dec. 31, 2022	¥ 233	¥ 42	¥ 31,995	¥ 1,998,822	¥ 15,685	¥ (2,448,823)	¥ 154,909	¥ (247,137)	$ (35,831)
Balance at end of year (in shares) at Dec. 31, 2022 | shares	249,232,020	50,939,520